Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts for Accounts Receivable (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Accounts for Accounts Receivable [Line Items
Balance as of January 1	$ 1,225,481	$ 901,010
Provisions for credit losses	789,881	350,195
Changes due to foreign exchange	(33,478)	(25,724)
Balance as of December 31	$ 1,981,884	$ 1,225,481